Earnings per Share	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 24 - Earnings per Share

Note 24 - Earnings per Share

Basic earnings per share

Calculation of the basic earnings per share for the year ended December 31, 2018, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Earnings (losses) attributed to the shareholders of the Company	1,240	364	(122)

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2018	2017	2016
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,276,238	1,274,298	1,272,516
Shares issued during the year	73	1,054	-
Shares vested	898	720	779
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,277,209	1,276,072	1,273,295

Note 24 - Earnings per Share (cont’d)

Diluted earnings per share

Calculation of the diluted earnings per share for the year ended December 31, 2018, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding after adjustment for the number of potential diluted ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2018	2017	2016
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,277,209	1,276,072	1,273,295
Effect of stock options and restricted shares	2,572	925	-
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,279,781	1,276,997	1,273,295

At December 31, 2018, 5 million options (at December 31, 2017 and 2016 – 20 million options and 14 million options, respectively), were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti‑dilutive.

The average market value of the Company’s shares, for purposes of calculating the dilutive effect of the stock options, is based on the quoted market prices for the period in which the options were outstanding.